Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Debt [Abstract]
Long-Term Debt
The amounts of long-term debt shown in the accompanying interim consolidated balance sheets are analyzed as follows:

	June 30, 2025	December 31, 2024
Total long-term debt
Loan agreement	$14,800	$16,200
Finance lease liability	21,607	—
Less: Deferred financing costs	(224)	(269)
Total long-term debt, net of deferred financing costs	$36,183	$15,931

Current portion of long-term debt
Loan agreement	$1,300	$2,300
Finance lease liability	1,142	—
Less: Current portion of deferred financing costs	(80)	(87)
Current portion of long-term debt, net of deferred financing costs	$2,362	$2,213

Non-current portion of long-term debt
Loan agreement	$13,500	$13,900
Finance lease liability	20,465	—
Less: Non-current portion of deferred financing costs	(144)	(182)
Non-current portion of long-term debt, net of deferred financing costs	$33,821	$13,718

Annual Principal Payments
During the six-month period ended June 30, 2025, the weighted average interest rate on the borrowed portion of the term loan facility was 8.3%. The amount outstanding as of June 30, 2025, is repayable in quarterly installments, with a balloon payment due at maturity in December 2028:

Year	Amount
2025	$900
2026	1,170
2027	2,280
2028	10,450
Total	$14,800

Finance Lease Liability
The table below provides the total amount of lease payments over the three-year bareboat period, and the option to acquire the vessel at the end of that period, on an undiscounted basis under the Company’s finance lease as of June 30, 2025:

Year	Amount
2025	$1,380
2026	2,737
2027	2,738
2028	19,140
Total lease payments	$25,995
Less: Discount based on incremental borrowing rate	(4,388)
Total finance lease liability	$21,607